Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Net income attributable to B. Riley Financial, Inc.	$205,148	$81,611	$15,509
Preferred stock dividends	(4,710)	(264)	—
Net income applicable to common shareholders	$200,438	$81,347	$15,509

Weighted average common shares outstanding:
Basic	25,607,278	26,401,036	25,937,305
Effect of dilutive potential common shares:
Restricted stock units and warrants	901,119	1,082,700	677,249
Contingently issuable shares	—	45,421	150,302
Diluted	26,508,397	27,529,157	26,764,856

Basic income per common share	$7.83	$3.08	$0.60
Diluted income per common share	$7.56	$2.95	$0.58